LEASES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Operating leases
Year one	$ 4,485
Year two	4,104
Year three	4,101
Year four	2,057
Thereafter	622
Total lease payments	15,369 [1]
Less - imputed interest	(1,980)
Present value of lease liabilities	13,389
Sublease rental payments	$ 5,838

[1]	Total lease payments have not been reduced by sublease rental payments of $5,838 due in the future under non-cancelable subleases.